Operating leases - Right of use asset and lease liability (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total operating lease, right of use asset	$ 1,839,800		$ 1,839,800		$ 2,169,158
Current portion of operating lease obligations	342,504		342,504		477,147
Non-current portion of operating lease obligations	1,196,394		1,196,394		1,491,507
Total operating leases obligations	1,538,898		1,538,898		1,968,654
Total foreign exchange on operating leases	62,019	$ 165,908	100,398	$ 165,908
Operating Lease [Member]
Total operating lease, right of use asset	1,839,800		1,839,800		$ 2,169,158
Total foreign exchange on operating leases	$ 62,019	$ 165,908	$ 100,398	$ 165,908